Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Mid Cap Portfolio
September 30, 2022
VIPMID-NPRT3-1122
1.808785.118
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.6%
Entertainment - 0.4%
Live Nation Entertainment, Inc. (a)	175,194	13,321,752
Warner Music Group Corp. Class A	400,100	9,286,321
		22,608,073
Interactive Media & Services - 0.5%
Bumble, Inc. (a)(b)	1,156,100	24,844,589
IAC, Inc. (a)(b)	149,475	8,277,926
		33,122,515
Media - 0.7%
Interpublic Group of Companies, Inc.	1,610,242	41,222,195
TOTAL COMMUNICATION SERVICES		96,952,783
CONSUMER DISCRETIONARY - 11.2%
Distributors - 0.2%
Pool Corp.	32,400	10,310,004
Hotels, Restaurants & Leisure - 3.7%
ARAMARK Holdings Corp. (b)	1,160,058	36,193,810
Bowlero Corp. Class A (a)(b)	378,500	4,659,335
Caesars Entertainment, Inc. (a)	580,706	18,733,576
Churchill Downs, Inc.	405,052	74,590,326
Domino's Pizza, Inc.	92,000	28,538,400
Jubilant Foodworks Ltd.	750,700	5,734,204
Light & Wonder, Inc. Class A (a)	428,100	18,356,928
Noodles & Co. (a)(c)	2,941,160	13,823,452
Vail Resorts, Inc.	78,147	16,851,619
		217,481,650
Household Durables - 1.3%
KB Home	306,018	7,931,987
Lovesac (a)	196,653	4,007,788
NVR, Inc. (a)	5,958	23,755,023
Taylor Morrison Home Corp. (a)	1,095,012	25,535,680
Toll Brothers, Inc.	381,011	16,002,462
		77,232,940
Internet & Direct Marketing Retail - 0.1%
Revolve Group, Inc. (a)(b)	352,181	7,638,806
Leisure Products - 0.2%
YETI Holdings, Inc. (a)(b)	474,920	13,544,718
Specialty Retail - 3.6%
Academy Sports & Outdoors, Inc. (b)	757,930	31,969,487
America's Car Mart, Inc. (a)	101,049	6,166,010
Dick's Sporting Goods, Inc. (b)	397,536	41,598,167
Five Below, Inc. (a)(b)	448,546	61,751,328
Floor & Decor Holdings, Inc. Class A (a)	90,000	6,323,400
Williams-Sonoma, Inc. (b)	565,923	66,694,026
		214,502,418
Textiles, Apparel & Luxury Goods - 2.1%
Capri Holdings Ltd. (a)	788,960	30,327,622
Deckers Outdoor Corp. (a)(b)	300,239	93,857,709
		124,185,331
TOTAL CONSUMER DISCRETIONARY		664,895,867
CONSUMER STAPLES - 4.0%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	89,200	28,869,580
Food & Staples Retailing - 3.1%
BJ's Wholesale Club Holdings, Inc. (a)(b)	1,124,399	81,867,491
Performance Food Group Co. (a)	511,000	21,947,450
Sprouts Farmers Market LLC (a)	1,006,100	27,919,275
U.S. Foods Holding Corp. (a)	1,585,540	41,921,678
United Natural Foods, Inc. (a)	249,200	8,565,004
		182,220,898
Food Products - 0.2%
Nomad Foods Ltd. (a)	925,501	13,142,114
Personal Products - 0.2%
Olaplex Holdings, Inc. (b)	1,530,100	14,612,455
TOTAL CONSUMER STAPLES		238,845,047
ENERGY - 5.9%
Energy Equipment & Services - 1.6%
Baker Hughes Co. Class A	1,080,048	22,637,806
Championx Corp. (b)	703,600	13,769,452
Nextier Oilfield Solutions, Inc. (a)	3,191,800	23,619,320
TechnipFMC PLC (a)	4,243,300	35,898,318
		95,924,896
Oil, Gas & Consumable Fuels - 4.3%
Antero Resources Corp. (a)	1,097,725	33,513,544
Cheniere Energy, Inc.	461,870	76,628,852
Hess Corp.	427,088	46,548,321
Magnolia Oil & Gas Corp. Class A	1,769,131	35,046,485
New Fortress Energy, Inc. (b)	547,962	23,951,419
Range Resources Corp. (a)	1,626,468	41,084,582
		256,773,203
TOTAL ENERGY		352,698,099
FINANCIALS - 15.7%
Banks - 7.2%
Bancorp, Inc., Delaware (a)	1,831,222	40,250,260
Comerica, Inc.	327,599	23,292,289
East West Bancorp, Inc.	948,617	63,690,145
First Foundation, Inc.	382,342	6,935,684
First Horizon National Corp.	1,821,085	41,702,847
First Republic Bank	254,627	33,241,555
Huntington Bancshares, Inc.	3,143,610	41,432,780
M&T Bank Corp.	224,194	39,529,886
Popular, Inc. (b)	447,427	32,241,590
Signature Bank	188,730	28,498,230
Wintrust Financial Corp.	969,441	79,057,914
		429,873,180
Capital Markets - 2.2%
Ameriprise Financial, Inc.	122,327	30,820,288
Northern Trust Corp.	400,855	34,297,154
Raymond James Financial, Inc.	405,697	40,090,978
TMX Group Ltd.	270,900	24,918,054
		130,126,474
Diversified Financial Services - 0.5%
Equitable Holdings, Inc.	1,200,044	31,621,159
Insurance - 5.4%
American Financial Group, Inc.	215,313	26,468,427
Arch Capital Group Ltd. (a)	793,500	36,135,990
Assurant, Inc.	292,727	42,524,451
Hartford Financial Services Group, Inc.	684,622	42,405,487
Old Republic International Corp.	1,726,310	36,131,668
Primerica, Inc.	441,747	54,533,667
Reinsurance Group of America, Inc.	462,178	58,146,614
Selective Insurance Group, Inc.	307,600	25,038,640
		321,384,944
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	583,404	20,343,297
TOTAL FINANCIALS		933,349,054
HEALTH CARE - 9.5%
Biotechnology - 1.8%
Argenx SE ADR (a)	35,652	12,586,939
Blueprint Medicines Corp. (a)	159,900	10,535,811
Exelixis, Inc. (a)	1,542,860	24,192,045
Legend Biotech Corp. ADR (a)	213,500	8,710,800
Neurocrine Biosciences, Inc. (a)	171,102	18,172,743
United Therapeutics Corp. (a)	147,100	30,799,798
		104,998,136
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	728,243	28,204,851
Envista Holdings Corp. (a)	940,666	30,863,251
Hologic, Inc. (a)	285,772	18,438,009
JEOL Ltd.	367,300	12,067,377
Masimo Corp. (a)	42,300	5,971,068
ResMed, Inc.	83,585	18,246,606
The Cooper Companies, Inc.	76,439	20,172,252
Zimmer Biomet Holdings, Inc.	345,032	36,073,096
		170,036,510
Health Care Providers & Services - 2.3%
agilon health, Inc. (a)	276,400	6,473,288
Guardant Health, Inc. (a)	111,700	6,012,811
Molina Healthcare, Inc. (a)	192,368	63,450,661
Option Care Health, Inc. (a)	1,937,020	60,958,019
		136,894,779
Life Sciences Tools & Services - 1.2%
Avantor, Inc. (a)	656,241	12,862,324
Bio-Rad Laboratories, Inc. Class A (a)	35,000	14,599,900
ICON PLC (a)	71,100	13,066,758
Maravai LifeSciences Holdings, Inc. (a)	666,897	17,025,880
Thermo Fisher Scientific, Inc.	32,661	16,565,333
		74,120,195
Pharmaceuticals - 1.3%
Royalty Pharma PLC	1,196,400	48,071,352
UCB SA	468,200	32,492,077
		80,563,429
TOTAL HEALTH CARE		566,613,049
INDUSTRIALS - 17.9%
Aerospace & Defense - 1.3%
AerSale Corp. (a)	469,600	8,706,384
Axon Enterprise, Inc. (a)	211,754	24,510,526
Howmet Aerospace, Inc.	1,070,552	33,112,173
Spirit AeroSystems Holdings, Inc. Class A	373,100	8,178,352
		74,507,435
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	897,200	21,613,548
GXO Logistics, Inc. (a)(b)	440,932	15,459,076
		37,072,624
Building Products - 1.1%
Builders FirstSource, Inc. (a)	1,072,471	63,189,991
Commercial Services & Supplies - 0.5%
Driven Brands Holdings, Inc. (a)(b)	1,123,321	31,430,522
Construction & Engineering - 1.8%
Quanta Services, Inc. (b)	344,569	43,894,645
Willscot Mobile Mini Holdings (a)	1,558,619	62,859,104
		106,753,749
Electrical Equipment - 3.5%
Acuity Brands, Inc.	291,423	45,890,380
AMETEK, Inc.	402,626	45,661,815
Generac Holdings, Inc. (a)	137,990	24,581,539
Regal Rexnord Corp.	405,764	56,953,035
Sunrun, Inc. (a)(b)	1,210,446	33,396,205
		206,482,974
Machinery - 3.7%
Crane Holdings Co.	649,736	56,877,889
Fortive Corp.	651,214	37,965,776
IDEX Corp. (b)	193,294	38,629,806
Ingersoll Rand, Inc.	413,000	17,866,380
ITT, Inc.	1,055,609	68,973,492
		220,313,343
Marine - 0.3%
Clarkson PLC	558,475	16,300,574
Professional Services - 3.4%
ASGN, Inc. (a)	473,306	42,772,663
FTI Consulting, Inc. (a)	266,400	44,145,144
Jacobs Solutions, Inc. (b)	312,889	33,945,328
KBR, Inc.	1,410,439	60,959,174
TriNet Group, Inc. (a)	295,565	21,050,139
		202,872,448
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	180,400	28,218,168
Trading Companies & Distributors - 1.2%
GMS, Inc. (a)	20,767	830,888
NOW, Inc. (a)	1,538,100	15,457,905
RS GROUP PLC	2,915,215	31,119,586
Univar Solutions, Inc. (a)	1,175,384	26,728,232
		74,136,611
TOTAL INDUSTRIALS		1,061,278,439
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.9%
Digi International, Inc. (a)	1,614,101	55,799,472
Electronic Equipment & Components - 3.1%
CDW Corp.	181,176	28,277,950
Flex Ltd. (a)	3,208,900	53,460,274
Jabil, Inc.	1,370,175	79,072,799
Trimble, Inc. (a)	236,432	12,831,165
Zebra Technologies Corp. Class A (a)	43,077	11,286,605
		184,928,793
IT Services - 4.8%
Amadeus IT Holding SA Class A (a)	734,300	34,044,089
Concentrix Corp.	421,471	47,048,808
EPAM Systems, Inc. (a)	70,122	25,397,487
Euronet Worldwide, Inc. (a)	368,822	27,941,955
Genpact Ltd.	1,280,358	56,041,270
GoDaddy, Inc. (a)	450,454	31,928,180
Shift4 Payments, Inc. (a)	71,100	3,171,771
WNS Holdings Ltd. sponsored ADR (a)	687,837	56,292,580
		281,866,140
Semiconductors & Semiconductor Equipment - 2.5%
Marvell Technology, Inc.	303,978	13,043,696
MKS Instruments, Inc.	409,171	33,813,891
onsemi (a)	811,814	50,600,367
SolarEdge Technologies, Inc. (a)	96,243	22,276,405
Teradyne, Inc.	383,545	28,823,407
		148,557,766
Software - 1.4%
Black Knight, Inc. (a)	468,257	30,310,276
Dynatrace, Inc. (a)	1,164,949	40,551,875
KnowBe4, Inc. (a)	444,500	9,250,045
		80,112,196
TOTAL INFORMATION TECHNOLOGY		751,264,367
MATERIALS - 7.0%
Chemicals - 2.1%
Cabot Corp.	251,100	16,042,779
Celanese Corp. Class A	243,437	21,992,099
CF Industries Holdings, Inc.	350,841	33,768,446
Element Solutions, Inc.	3,269,505	53,194,846
		124,998,170
Construction Materials - 1.0%
Eagle Materials, Inc.	131,561	14,100,708
Martin Marietta Materials, Inc.	133,937	43,139,768
		57,240,476
Containers & Packaging - 0.9%
Avery Dennison Corp.	241,783	39,338,094
Sealed Air Corp.	342,200	15,231,322
		54,569,416
Metals & Mining - 3.0%
Agnico Eagle Mines Ltd. (Canada)	556,057	23,492,588
Commercial Metals Co.	476,400	16,902,672
First Quantum Minerals Ltd.	2,634,000	44,715,170
Lynas Rare Earths Ltd. (a)	2,660,162	12,828,436
Reliance Steel & Aluminum Co.	274,227	47,827,931
Wheaton Precious Metals Corp.	961,700	31,141,160
		176,907,957
TOTAL MATERIALS		413,716,019
REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Alexandria Real Estate Equities, Inc.	172,083	24,124,316
CubeSmart	538,600	21,576,316
Duke Realty Corp.	435,458	20,989,076
EastGroup Properties, Inc.	362,600	52,337,684
Equity Lifestyle Properties, Inc.	233,100	14,648,004
Highwoods Properties, Inc. (SBI)	812,907	21,915,973
Invitation Homes, Inc.	1,387,472	46,854,929
Lamar Advertising Co. Class A	633,381	52,247,599
Mid-America Apartment Communities, Inc.	147,505	22,873,600
National Retail Properties, Inc.	537,811	21,437,146
Ryman Hospitality Properties, Inc. (a)	498,700	36,699,333
Sun Communities, Inc.	104,400	14,128,452
Terreno Realty Corp.	161,200	8,541,988
Ventas, Inc.	1,078,237	43,312,780
VICI Properties, Inc.	474,387	14,160,452
		415,847,648
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	388,428	26,222,774
TOTAL REAL ESTATE		442,070,422
UTILITIES - 5.0%
Electric Utilities - 2.4%
Constellation Energy Corp.	483,200	40,197,408
OGE Energy Corp.	1,997,500	72,828,850
PG&E Corp. (a)	2,521,000	31,512,500
		144,538,758
Independent Power and Renewable Electricity Producers - 2.1%
Clearway Energy, Inc. Class C (b)	1,396,054	44,464,320
NextEra Energy Partners LP (b)	636,723	46,041,440
The AES Corp.	1,479,138	33,428,519
		123,934,279
Multi-Utilities - 0.5%
Black Hills Corp. (b)	423,000	28,649,790
TOTAL UTILITIES		297,122,827
TOTAL COMMON STOCKS (Cost $5,011,363,525)		5,818,805,973

Money Market Funds - 6.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	111,852,165	111,874,535
Fidelity Securities Lending Cash Central Fund 3.10% (d)(e)	277,575,798	277,603,556
TOTAL MONEY MARKET FUNDS (Cost $389,478,091)		389,478,091

TOTAL INVESTMENT IN SECURITIES - 104.5% (Cost $5,400,841,616)	6,208,284,064
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(268,232,434)
NET ASSETS - 100.0%	5,940,051,630

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	94,430,335	830,319,502	812,875,302	993,895	-	-	111,874,535	0.2%
Fidelity Securities Lending Cash Central Fund 3.10%	279,718,537	1,371,053,534	1,373,168,515	223,867	-	-	277,603,556	0.8%
Total	374,148,872	2,201,373,036	2,186,043,817	1,217,762	-	-	389,478,091

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Noodles & Co.	26,543,818	91,016	-	-	-	(12,811,382)	13,823,452
Total	26,543,818	91,016	-	-	-	(12,811,382)	13,823,452

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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